DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2024
DISCONTINUED OPERATIONS
Schedule of Gain Resulting from the above-Mentioned Dispositions
For the year ended March 31, 2024
Consideration	$11,664,348

Cash and cash equivalents	408,514
Accounts receivable, net	4,261,311
Prepaid expenses and other current assets	14,826,400
Property, plant and equipment, net	9,459,361
Intangible assets, net	6,763,523
Goodwill	1,228,137
Other assets	351,336
Accounts payable	(16,631,066)
Other payables and accrued liabilities	(11,761,673)
Short-term bank borrowings	(2,164,228)
Deferred tax liability	(1,330,977)

Net assets of discontinued operations	5,410,638
Non-controlling interest of discontinued operations	$(1,273,408)
Less: net assets of discontinued operations contributable to the Company	4,137,230
Foreign exchange gain	20,310
Gain on disposal of discontinued operations	$7,547,428

Schedule of Operating Results from Discontinued Operations
	For the years ended March 31,
	2024	2023	2022
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$19,863,303	$74,820,602	$68,730,013
Cost of revenues	(18,613,224)	(70,183,123)	(65,275,807)
Selling and marketing	(12,220,487)	(53,068,490)	(31,614,515)
General and administrative	(1,578,072)	(6,144,951)	(6,566,621)
Research and development	(190,575)	(1,397,118)	(1,684,089)
Goodwill impairment	-	(7,872,696)	(10,309,745)
Other expense that are not major	(1,041,154)	(357,211)	(826,249)
Loss from discontinued operations, before income tax	(13,780,209)	(64,202,987)	(47,547,013)
Income tax benefit (expense)	95,630	(3,454,084)	3,726,923
Loss from discontinued operations, net of income tax	(13,684,579)	(67,657,071)	(43,820,090)
Gain on disposal of discontinued operations	7,547,428	-	-
Net loss from discontinued operations, net of income tax	$(6,137,151)	$(67,657,071)	$(43,820,090)
Less: net (loss) income attributable to non-controlling interests	11,933	(423,019)	(4,677,663)
Net loss attributable to Paranovus Entertainment Technology Limited	(6,149,084)	(67,234,052)	(39,142,427)